Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	159 Months Ended	195 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	22.87%	11.70%	12.27%	11.22%
Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses).
Prospectus [Line Items]
Average Annual Return, Percent	18.45%	7.93%	9.58%	8.90%
Bloomberg Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%		2.63%
CRSP US Total Market Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	15.71%	11.51%	12.39%
S&P 500 TR Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%	14.40%
Adaptive Alpha Opportunities ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.02%	6.93%	11.97%	10.77%
Performance Inception Date				Sep. 20, 2012
Adaptive Alpha Opportunities ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.63%	5.89%	11.06%	9.94%
Adaptive Alpha Opportunities ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.34%	5.02%	9.55%	8.70%
Adaptive Hedged Multi-Asset Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.48%	2.71%	3.53%		2.77%
Performance Inception Date					Oct. 02, 2009
Adaptive Hedged Multi-Asset Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.38%	0.93%	2.07%		1.57%
Adaptive Hedged Multi-Asset Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.69%	1.49%	2.29%		1.75%
RH Tactical Outlook ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.64%	7.29%	7.28%	7.13%
Performance Inception Date				Sep. 20, 2012
RH Tactical Outlook ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.64%	7.29%	6.67%	6.36%
RH Tactical Outlook ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	5.73%	5.59%	5.45%
Adaptive Tactical Rotation ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.12%	8.40%	6.94%	7.17%
Performance Inception Date				Sep. 20, 2012
Adaptive Tactical Rotation ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.12%	8.40%	6.49%	6.38%
Adaptive Tactical Rotation ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.54%	6.63%	5.45%	5.49%